Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes

Note 14 – Income Taxes

Cayman Islands

Cayman Islands entities are not subject to income taxes on profits, income, gains or appreciation, and there is no taxation in the nature of inheritance tax or estate duty. There are no other taxes likely to be material to the Company levied by the Government of the Cayman Islands except for stamp duties which may be applicable on instruments executed in, or, after execution, brought within the jurisdiction of the Cayman Islands. The Cayman Islands is not party to any double tax treaties that are applicable to any payments made to or by our company. There are no exchange control regulations or currency restrictions in the Cayman Islands.

Payments of dividends and capital in respect of the Company’s ordinary shares will not be subject to taxation in the Cayman Islands and no withholding will be required on the payment of a dividend or capital to any holder of our ordinary shares, as the case may be, nor will gains derived from the disposal of our ordinary shares be subject to Cayman Islands income or corporation tax.

Malaysia

Malaysia Income Tax is calculated at 24% of the estimated assessable profits for the relevant year. Net operating losses can be carried forward for a limit of ten consecutive years starting from the year subsequent to the year in which the loss was incurred.

For Labuan Trading activity, the chargeable profits would subject to tax under Labuan Business Activity Act, 1990 (“LBATA”) of which 3% of net audited profits would be taxed.

Singapore

Singapore Income Tax is calculated at 17% of chargeable income for the relevant year. Net operating losses can be carried forward indefinitely to offset against future taxable income.

Taxable income/(loss) before income taxes by jurisdiction are as follows:

	Years Ended December 31,
	2024	2023	2022
Labuan	$26,190	$25,263	$38,447
Malaysia	1,280,329	684,759	(80,931)
Singapore	121,780	64,217	33,824
Total tax expenses (benefits)	$1,428,299	$774,239	$(8,660)

Reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follow:

	Years Ended December 31,
	2024	2023	2022
Income tax expense at Labuan statutory rate	$26,247	$25,375	$38,334
Income tax expense at Malaysia statutory rate	613,388	710,438	368,799
Income tax expense at Singapore statutory rate	110,461	91,240	108,987
Increases (decreases) due to:
Other adjustments	743,918	(177,593)	391,723
Temporary differences	(9,092)	13,072	(844,343)
Other exemption, rebate and credit	(26,038)	(56,397)	(22,106)
Foreign tax credit	-	-	(61,909)
(Over) Under provision in prior years	(30,585)	168,104	11,855
Tax expense (benefits), net	$1,428,299	$774,239	$(8,660)